STATEMENT OF CASH FLOWS	1 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (6,093)
Changes in operating assets and liabilities:
Accrued expenses	6,093
Net cash used in operating activities	0
Cash Flows from Financing Activities:
Net Change in Cash	0
Cash - Beginning of period	0
Cash - End of period	0
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	120,540
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	25,000
Offering costs paid through promissory note - related party	$ 52,250